Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-36019
Entity Registrant Name	TONIX PHARMACEUTICALS HOLDING CORP.
Entity Central Index Key	0001430306
Entity Tax Identification Number	26-1434750
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	200 Connell Drive
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Berkeley Heights
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07922
City Area Code	(862)
Local Phone Number	799-8599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TNXP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false